IMPAIRMENT TESTS	12 Months Ended
Dec. 31, 2017
Disclosure of impairment loss and reversal of impairment loss [abstract]
IMPAIRMENT TESTS
NOTE 13 – IMPAIRMENT TESTS

(1)	Goodwill impairment tests

Goodwill is allocated to a single group of CGUs which constitute all the operations of the fixed-line segment, in an amount of NIS 407 million.

For the purpose of the goodwill impairment tests as of December 31, 2015, 2016 and 2017 the recoverable amount was assessed by management with the assistance of an external independent experts (2015: "Giza Singer Even. Ltd", 2016 and 2017: BDO Ziv Haft Consulting & Management Ltd.) based on value-in-use calculations. The value-in-use calculations use pre-tax cash flow projections covering a five-year period. Cash flows beyond the five-year period to be generated from continuing use are extrapolated using estimated growth rates. The growth rate represents the long-term average growth rate of the fixed-line communications services business. The key assumptions used are as follows:

	As of December 31,
	2015	2016	2017
Terminal growth rate	(negative 0.09% )	0.5%	0.9%
After-tax discount rate	10.3%	9.8%	9.3%
Pre-tax discount rate	13.4%	11.9%	11.2%

The impairment tests as of December 31, 2015, 2016 and 2017 were based on assessments of financial performance and future strategies in light of current and expected market and economic conditions. Trends in the economic and financial environment, competition and regulatory authorities' decisions, or changes in competitors’ behavior in response to the economic environment may affect the estimate of recoverable amounts. As a result of the impairment tests, the Group determined that no goodwill impairment existed as of December 31, 2015, 2016 and 2017. See also note 4(a)(3) and note 2(h).

(2)	Impairment tests of assets with finite useful lives

No indicators for impairment or reversal of impairment of assets with finite useful lives were identified in 2016 and 2017.

In 2015, the Group decided to cease the usage of the "012 Smile" trade name in 2017, this change in business induced the Group to determine that an indicator of impairment exist for the fixed-line segment. See also information with respect to change in estimate of useful life of the intangible asset trade name in note 4(a)(2) and 4(a)(1). For the purpose of the impairment test, the assets were grouped to the lowest level for which there are separately identifiable cash flows (CGU).

(i)
The Group reviewed in 2015 the recoverability of the VOB/ISP CGU assets. As a result, an impairment charge in a total amount of NIS 98 million was recognized in 2015. The impairment charge was allocated to the assets of the CGU pro rata, on the basis of the carrying amount of each asset, provided that the impairment did not reduce the carrying amount of an asset below the highest of its fair value less costs to sell and its value-in-use, and zero. Accordingly, the following impairment charges were recorded in 2015 in the assets of the above CGU:

(a)	Right of use by NIS 76 million, recorded in cost of revenues (see note 12).
(b)	Customer relationships by NIS 8 million, recorded in selling and marketing expenses.
(c)	Computers and information systems by NIS 7 million, recorded in cost of revenues.
(d)	Communication network by NIS 5 million, recorded in cost of revenues.
(e)	Trade name by NIS 2 million, recorded in selling and marketing expenses.

The recoverable amount of the VOB/ISP CGU assets as of December 31, 2015 was assessed by management with the assistance of an external independent expert ("Giza Singer Even. Ltd") based on value-in-use calculations, which was NIS 250 million. The value in use calculations use pre-tax cash flow projections covering a five-year period and using extrapolation with specific adjustments expected until 2027, which was the economic life of the main asset of the CGU: the deferred expenses – Right of Use, and a pre-tax discount rate of 12.9%. The value-in-use calculations included all factors in real terms. This impairment test was based on assessments of financial performance and future strategies in light of current and expected market and economic conditions. Trends in the economic and financial environment, competition and regulatory authorities' decisions, or changes in competitors’ behavior in response to the economic environment may affect the estimate of recoverable amounts in future periods. See also note 2(i) and note 4(a)(2).

(ii)	The Group reviewed the recoverability of the ILD CGU of the fixed line segment and determined that no impairment existed as of December 31, 2015.